Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of the following (in thousands):

	Year Ended December 31,
	2013	2012
Deferred layaway sales revenue	$11,090	$9,169
Accrued compensation	7,703	5,162
Sales, property, and payroll withholding taxes payable	5,573	4,776
Trade accounts payable	3,342	2,507
Benefits liabilities and withholding payable	1,016	967
Reserves for expected losses on outstanding CSO letters of credit	580	669
Other accrued liabilities from discontinued operations	361	262
Other accrued liabilities	8,358	4,426
	$38,023	$27,938